Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Classes of current inventories [abstract]
Finished goods	¥ 1,521,673	¥ 1,154,926
Work in process	93,412	95,041
Raw materials	827,884	917,217
Total	¥ 2,442,969	¥ 2,167,184